Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Leasehold improvements	58,932,840	63,818,864	10,014,572
Furniture, fixtures and equipment	29,236,780	25,752,267	4,041,093
Motor vehicles	3,701,461	3,701,461	580,840
Total	91,871,081	93,272,592	14,636,505
Accumulated depreciation	(74,777,244)	(78,656,883)	(12,342,981)
Property and equipment, net	17,093,837	14,615,709	2,293,524